Income Taxes	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The Consolidated Statements of Financial Condition at September 30, 2014 and 2013 includes net deferred tax assets (liabilities) of $2,448,000 and $22,554,000, respectively, that have been provided for the temporary differences between the tax basis and the financial statement carrying amounts of liabilities and assets. The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2014	2013
	(In thousands)
Deferred tax assets
Loan loss reserves	$48,505	$52,182
REO reserves	13,680	18,018
Asset Purchase Tax Basis Difference (net)	8,812	20,008
Delinquent accrued interest	4,767	6,536
Other, net	6,549	3,810
Total deferred tax assets	82,313	100,554
Deferred tax liabilities
FDIC indemnification asset	—	8,033
Federal Home Loan Bank stock dividends	32,810	34,367
Valuation adjustment on available-for-sale securities	12,032	3,706
Loan origination costs	13,002	11,980
Depreciation	22,021	19,722
Core deposit intangible	—	192
Total deferred tax liabilities	79,865	78,000
Net deferred tax asset	2,448	22,554
Current tax asset	14,067	21,446
Net tax asset	$16,515	$44,000

A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2014	2013	2012
Statutory income tax rate	35%	35%	35%
State income tax	2	2	2
Other differences	(1)	(2)	(1)
Effective income tax rate	36%	35%	36%

Income taxes (benefit) are summarized as follows:

	2014	2013	2012
	(In thousands)
Federal:
Current	$70,797	$66,756	$57,047
Deferred	10,591	10,355	15,589
	81,388	77,111	72,636
State:
Current	$4,987	$5,213	$4,091
Deferred	1,189	787	1,001
	6,176	6,000	5,092
Total
Current	75,784	71,969	61,138
Deferred	11,780	11,142	16,590
	$87,564	$83,111	$77,728

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
	(In thousands)
Balance at October 1,	$115	$4,509
Tax positions related to current year:
Additions	—	—
Reductions	—	—
Tax positions related to prior years:
Additions	32	234
Reductions	—	(1,293)
Settlements with taxing authorities	—	(302)
Lapses in statues of limitations	(35)	(3,033)
Balance at September 30,	$112	$115

Based on current information the Company does not expect that changes in the amount of unrecognized tax benefits over the next twelve months will have a significant impact on the results of operations or the financial position of the Company. As of 2014 and 2013, the Company's liability for uncertain tax positions was $100,000 and $103,000, respectively. Included in the balance of unrecognized tax benefits at 2014, are $100,000 of tax benefits that, if recognized, would affect the effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense. As of 2014 and 2013, there were approximately $12,000 and $12,000, respectively, of accrued interest and no accrued penalties.
The Company's federal income tax returns are open for the tax years 2011 through 2014. The Internal Revenue Service is in the process of conducting an examination of the Company through the year ended September 30, 2012. Management does not expect the results of this examination to have a material impact on the Company's consolidated financial statements. The Company has been examined by the Internal Revenue Service through the year ended September 30, 1990. There were no material changes made to the Company's originally reported taxable income as a result of this examination.
State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states. The Company's unrecognized tax benefits are related to state tax returns open from 2011 through 2014.